Loan and Security Agreement	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Loan and Security Agreement
Loan and Security Agreement

8. Loan and Security Agreement

On May 29, 2012, the Company borrowed $12.5 million (“Term Loan C”) from Oxford Finance Corporation and General Electric Capital Corporation (collectively, the “Lender”) pursuant to the terms of the loan and security agreement (the “Loan and Security Agreement”) entered into between the Company and the Lender on May 23, 2011.

The Company is required to pay interest on Term Loan C on a monthly basis through, and including, November 1, 2012. Beginning December 1, 2012, through the maturity of Term Loan C on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan C in 25 payments, which are payable monthly in arrears with a final balloon payment of $1,250,000. Interest is payable on Term Loan C at an annual interest rate of 10%.

Upon the last payment date of Term Loan C, whether on the maturity date of one of the term loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of Term Loan C. This final payment fee is being recognized as interest expense over the term of the loan. In addition, if the Company repays all or a portion of Term Loan C prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of Term Loan C, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of Term Loan C, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of Term Loan C.

In connection with the borrowings under Term Loan C, the Company issued to the Lender warrants to purchase 6,140 shares of the Company’s Series A-1 preferred stock (the “Warrants”). The Warrants are exercisable, in whole or in part, immediately, and have a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants will expire on May 29, 2022. The exercise price may be adjusted in the event the Company issues shares of Series A-1 preferred stock (“Series A-1”) at a price lower than $81.42 per share.  The warrants issued in connection with Term Loan C were valued at $379,684, were recorded as a discount to Term Loan C and are reflected in current portion of note payable and note payable, net of current portion and discount in the condensed balance sheet. The discount is being amortized to interest expense over the 30 month period that Term Loan C is outstanding. The Warrants are classified as a liability in the Company’s condensed balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the condensed statement of operations.

Future principal payments under the Loan and Security Agreement at September 30, 2012, are as follows (in thousands):

Principal
Payments
2012	$1,344
2013	8,188
2014	13,156
Total	$22,688
Current portion of note payable	7,250
Discount on current portion of note payable	(434)
Current portion of note payable, net of discount	$6,816

Discount on noncurrent portion of note payable	(232)
Note payable, net of current portion and discount	$15,206

11. Loan and security agreement

On May 23, 2011, the Company entered into a loan and security agreement (the "Loan and Security Agreement") with Oxford Finance LLC and General Electric Capital Corporation (collectively, the "Lender") pursuant to which the Lender agreed to lend the Company up to $25,000. Upon entering into the Loan and Security Agreement, the Company borrowed $6,250 from the Lender ("Term Loan A") on May 23, 2011 and an additional $6,250 from the Lender ("Term Loan B") on November 21, 2011. Under the terms of the Loan and Security Agreement, the Company may, in its sole discretion, subject to customary conditions, borrow from the Lender up to an additional $12,500, at any time on or before May 22, 2012 ("Term Loan C," collectively with Term Loan A and Term Loan B, the "Term Loans"). The Company's obligations under the Loan and Security Agreement are secured by a first priority security interest in substantially all of the assets of the Company.

The Company is required to pay interest on the outstanding Term Loan A on a monthly basis through and including December 1, 2011. Beginning December 1, 2011 through the maturity of Term Loan A on November 22, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan A in 36 equal monthly installments. Interest is payable on Term Loan A at an annual interest rate of 10.16%. The Company is required to pay interest on the outstanding Term Loan B on a monthly basis through and including June 1, 2012. Beginning June 1, 2012, through the maturity of Term Loan B on November 24, 2014, the Company will be required to make payments of outstanding principal and interest on Term Loan B in 36 equal monthly installments. Interest is payable on Term Loan B at an annual interest rate of 10%. If the Company enters into Term Loan C, interest on the term loan will accrue at an annual fixed rate equal to greater of (i) 10% or (ii) the sum of (a) the three-year Treasury Rate as published by the Board of Governors of the Federal Reserve System in Federal Reserve Statistical Release H.15 entitled "Selected Interest Rates," plus (b) 9.19%. Payments due under Term Loan C, if borrowed, are interest only, payable monthly, in arrears, for six months following the funding of each term loan, and will consist of 36 and 30 payments of principal and interest, respectively, which are payable monthly, in arrears, and all unpaid principal and accrued and unpaid interest on Term Loan C would be due and payable 42 months after the funding of any each term loan.

Upon the last payment date of the amounts borrowed under the Loan and Security Agreement, whether on the maturity date of one of the Term Loans, on the date of any prepayment or on the date of acceleration in the event of a default, the Company will be required to pay the Lender a final payment fee equal to 3.5% of any of the Term Loans borrowed. In addition, if the Company repays all or a portion of the Term Loans prior to maturity, it will pay the Lender a prepayment fee of 3% of the total amount prepaid if the prepayment occurs prior to the first anniversary of the funding of the relevant Term Loan, 2% of the total amount prepaid if the prepayment occurs between the first and second anniversary of the funding of the relevant Term Loan, and 1% of the total amount prepaid if the prepayment occurs on or after the second anniversary of the funding of the relevant Term Loan.

Upon the occurrence of an event of default, including payment defaults, breaches of covenants, a material adverse change in the collateral, the Company's business, operations or condition (financial or otherwise) and certain levies, attachments and other restraints on the Company's business, the interest rate will be increased by five percentage points and all outstanding obligations will become immediately due and payable. The Loan and Security Agreement also contains a subjective acceleration clause, which provides the Lender the ability to demand repayment of the loan early upon a material adverse change, as defined. The portion of the Term Loan A and Term Loan B that is not due within 12 months of December 31, 2011 has been classified as long-term, as the Company believes a material adverse change is remote.

In connection with each Term Loan, the Company issued to the Lender a Warrant to purchase 3,070 shares of the Company's Series A-1 Preferred Stock (the "Warrant"). The Warrants are exercisable, in whole or in part, immediately, and has a per share exercise price of $81.42 and may be exercised on a cashless basis. The Warrants each have a term of 10 years. The exercise price may be adjusted in the event the Company issues shares of the Series A-1 at a price lower than $81.42 per share. The Warrants are classified as a liability in the Company's balance sheet and will be remeasured at their estimated fair value at each reporting period. The changes in fair value are recorded as other income (expense) in the Statement of Operations.

The initial fair value of the Warrant issued in connection with Term Loan A was $183 and was recorded as a discount to Term Loan A. The fair value of the warrant at December 31, 2011 was $173. The Company also paid the Lender a facility fee of $250 and reimbursed the Lender certain costs associated with the Loan and Security Agreement of $117, both of which were also recorded as a discount to Term Loan A. The discount is being amortized to interest expense over the 42 month period that Term Loan A is outstanding using the effective interest method.

The initial fair value of the Warrant issued in connection with Term Loan B was $178 and was recorded as a discount to Term Loan B. The fair value of the warrant at December 31, 2011 was $176. The Company also reimbursed the Lender certain costs associated with Term Loan B of $18, which was also recorded as a discount to Term Loan B. The discount is being amortized to interest expense over the 42 month period that Term Loan B is outstanding using the effective interest method.

Future principal payments under the Loan and Security Agreement at December 31, 2011, are as follows:

Principal payments

2012	$3,188
2013	4,125
2014	5,031

Total	$12,344

Current portion of net payable	3,188
Discount on current portion of note payable	(308)

Current portion of net payable, net of discount	$2,880

Discount on noncurrent portion of note payable	(270)

Note payable, net of current portion and discount	$8,886